Related Party Transactions - Summary of Outstanding balances as at reporting date (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Short term debt to related party			$ 5,102,211
Due to related party			1,639,418
Short-term convertible debt		$ 108,047	95,309
Share Subscription Receivables		2,108	80
DBLP Sea Cow Ltd. [Member]
Related Party Transaction [Line Items]
Short term debt to related party	[1]		447,067
Due from related party	[1]	50,000
Share Subscription Receivables	[1]	80
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Short term debt to related party			4,655,144
Due from related party		141,802
Due to related party			899,978
Share Subscription Receivables		1,547
Arthur Yao [Member]
Related Party Transaction [Line Items]
Due to related party		45,966	137,019
Peter Vesco [Member]
Related Party Transaction [Line Items]
Share Subscription Receivables		19
Steve Perry [Member]
Related Party Transaction [Line Items]
Due to related party			17,433
Short-term convertible debt		108,047	$ 95,309
Richard Burchill [Member]
Related Party Transaction [Line Items]
Due from related party		$ 1,022

[1]	DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Daniel Wagner, Chief Executive Officer of Rezolve.